Depreciation and amortization - Summary of Depreciation and Amortisation (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortization expense [Line Items]
Depreciation, right-of-use assets	¥ 14,888	¥ 15,388	¥ 15,263
Other amortization	518	378	328
Depreciation and amortization	24,241	24,590	24,620
Owned assets [member]
Depreciation and amortization expense [Line Items]
Depreciation of property, plant and equipment	¥ 8,835	¥ 8,824	¥ 9,029